Operating Segments (Schedule of Segment Reporting Information, by Segment, Virginia Power) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Operating Revenue		$ 3,883	$ 3,113
Net income attributable to Dominion Energy		997	711
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue	[1]	2,384	2,167
Net income attributable to Dominion Energy		353	357
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue		2,384	2,165
Dominion Energy Virginia | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue		2,384	2,165
Net income attributable to Dominion Energy		384	516
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue		578	117
Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue		0	2
Net income attributable to Dominion Energy		$ (31)	$ (159)

[1]	See Note 19 for amounts attributable to affiliates.